TRADE ACCOUNTS RECEIVABLE AND OTHER RECEIVABLES (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Receivables [Abstract]
Allowance for doubtful accounts, trade receivables	$ 0	$ 0
Allowance for doubtful other receivables	$ 0	$ 0